SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Research and development expenses and Foreign currencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary Of Significant Accounting Policies [Line Items]
Research and development expenses	$ 100,014,086	$ 80,128,144	$ 63,458,798
Cash and cash equivalents	791,016,893	393,576,874	322,599,616
CNY
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 20,830,209	$ 20,759,453	$ 31,423,866